ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

          Accrued expenses and other current liabilities consist of the following:

	December 31,

	2010	2011

	US$	US$

Accrued payroll expenses	4,148	2,583
Retainage due to contractors	2,351	2,283
Purchase consideration payable	14,119	4,752
Employee involuntary termination costs related to Jinling acquisition	792	—
Guarantee deposits from original shareholders of acquired subsidiaries	3,188	4,265
Taxes payable	4,023	3,414
Guarantee liabilities	28	—
Amounts due to original shareholders of acquired subsidiaries	22,422	22,942
Unrecognized tax benefits	2,740	4,344
Accrued water resource fee	1,506	1,417
Loans from third parties	5,832	14,483
Interest payable	704	1,056
Accrued dam and reservoirs repair fee	510	3,835
Reservoir maintenance fund	756	1,398
Deposits from third parties	—	1,905
Other liabilities	3,644	6,325

Total	66,763	75,002

          Retainage due to contractors represents the portion of the payment due to contractors that is withheld until final inspection and acceptance of the construction projects.

          Purchase consideration payable as of December 31, 2010 represents the US$2,767, US$18, US$11,334 outstanding unpaid portion of the purchase consideration for the acquisitions of Wuliting, Ruiyang, and Jinling and its subsidiaries, respectively. Purchase consideration payable as of December 31, 2011 represents the US$1,825, US$18, US$2,909 outstanding unpaid portion of the purchase consideration for the acquisitions of Xiaopengzu, Ruiyang, and Wuliting, respectively.

          Guarantee deposits of US$4,265 from original shareholders of acquired subsidiaries as of December 31, 2011 represent security deposits received by the Company from original shareholders of Wangkeng, Wuliting and Yingchuan which will be returned by the Company within ten days when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs. Pursuant to the equity transfer purchase agreements of Wuliting, Yingchuan and Wangkeng, the original shareholders are required to provide such documentation within one year from the respective dates of acquisition. The final documentation has not been provided in full as of December 31, 2011 and the Company will retain the guarantee deposits until receipt of such documentation.

          Amounts due to original shareholders of acquired subsidiaries as of December 31, 2011 represent (i) US$2,785 payable to the original shareholders of Dazhaihe, Wangkeng, and Wuliting for their entitlement to the net working capital surplus of Dazhaihe, Wangkeng, and Wuliting immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements; and (ii) liabilities assumed in the acquisition of Jinling, which consisted of amounts payable to original shareholders of Jinling related to borrowings from these original shareholders before the acquisition date of US$18,735 (RMB118,047). The borrowings are repayable on demand and are subject to a weighted average interest rate of 7.33% per annum as of December 31, 2011.

          Deposits from third parties as of December 31, 2011 represent cash deposits received from certain third-party individuals bidding for the right to provide outsourcing management services to the Group’s hydropower stations in the Zhejiang Province, the PRC, in 2013. The deposits are interest-free and repayable by the Group upon selection of the provider for the outsourcing management services.

          Loans from third-parties as of December 31, 2011 represent RMB denominated loans from non-financial institutions of US$3,483, US$1,478, US$3,174, US$3,174 and US$3,174 for Jinling, Jinlong, Xiaopengzu, Wuliting and Jiulongshan, respectively. The loans for Jinling and Jinlong bear an interest rate of 18.55% per annum and 18.0% per annum, respectively, and are unsecured and repayable within one year. The loans for Xiaopengzu, Wuliting and Jiulongshan were guaranteed by Yuheng, repayable on demand, and bear an interest rate of 21.6% per annum.